Prepaid Expenses and Other Current Assets (Details) - Mar. 31, 2021	USD ($)	CNY (¥)
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Deposits	$ 182,612	¥ 1,200,000
Fujian Shennong Jiagu Development [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Deposits	9,130,613	60,000,000
Guanxian Lingzhibao [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid expenses	8,877,817	58,300,000
Fujian Shennong Jiagu Development [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Deposits	0.51
Geographic Concentration Risk [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid expenses	5,000,000
Suppliers [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid expenses	$ 4,022,851	¥ 26,400,000